CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 77,127	$ 56,810	$ 40,852
Services	27,625	20,943	16,120
Total revenues	104,752	77,753	56,972
Cost of revenues:
Products	26,857	19,540	14,015
Services	4,180	2,635	1,970
Expenses related to settlement of OCS grants (See note 11a)	15,886
Total cost of revenues	46,923	22,175	15,985
Gross profit	57,829	55,578	40,987
Operating expenses:
Research and development (net of grant participations of $ 2,855, $ 3,674 and $ 2,774 for the years ended December 31, 2012, 2011 and 2010, respectively)	22,060	13,222	11,264
Sales and marketing	34,127	26,543	22,021
General and administrative	10,664	7,474	5,473
Total operating expenses	66,851	47,239	38,758
Operating income (loss)	(9,022)	8,339	2,229
Financial expenses (income), net	(1,358)	(415)	7,907
Income (loss) before income tax expenses (benefit)	(7,664)	8,754	(5,678)
Income tax expenses (benefit)	(926)	(55)	84
Net Income (loss)	(6,738)	8,809	(5,762)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	2,555	(1,312)	(23)
Total comprehensive income (loss)	$ (4,168)	$ 7,565	$ (5,940)
Net earnings (loss) per share:
Basic	$ (0.21)	$ 0.35	$ (0.25)
Diluted	$ (0.21)	$ 0.33	$ (0.25)
Weighted average number of shares used in per share computations of net earnings (loss):
Basic	31,959,921	25,047,771	22,831,014
Diluted	31,959,921	27,071,872	22,831,014